FORTIS TAX-FREE PORTFOLIOS, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS
   NATIONAL PORTFOLIO                                          4
   MINNESOTA PORTFOLIO                                         7
   NEW YORK PORTFOLIO                                         10

STATEMENTS OF ASSETS AND LIABILITIES                          12

STATEMENTS OF OPERATIONS                                      13

STATEMENTS OF CHANGES IN NET ASSETS                           14

NOTES TO FINANCIAL STATEMENTS                                 17

INDEPENDENT AUDITORS' REPORT                                  22

FEDERAL INCOME TAX INFORMATION                                23

BOARD OF DIRECTORS AND OFFICERS                               24

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638. TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                           CLASS A*    CLASS B*    CLASS C*    CLASS E     CLASS H*
                                           --------    --------    --------    --------    ---------
NATIONAL PORTFOLIO
NET ASSET VALUE PER SHARE:
 Beginning of period....................   $  9.79     $  9.79     $  9.79     $ 10.38     $ 9.79
 End of period..........................     10.71       10.70       10.70       10.72      10.71
DISTRIBUTIONS PER SHARE:
 From net investment income.............   $  0.50     $  0.43     $  0.43     $  0.59     $ 0.43
 From net realized gains on
   investments..........................      0.01        0.01        0.01        0.01       0.01

MINNESOTA PORTFOLIO
NET ASSET VALUE PER SHARE:
 Beginning of period....................   $  9.55     $  9.55     $  9.55     $ 10.08     $ 9.55
 End of period..........................     10.30       10.27       10.30       10.32      10.30
DISTRIBUTIONS PER SHARE:
 From net investment income.............   $  0.49     $  0.42     $  0.42     $  0.57     $ 0.42

NEW YORK PORTFOLIO
NET ASSET VALUE PER SHARE:
 Beginning of period....................   $ 10.35     $ 10.35     $ 10.79**   $ 10.74     $10.89***
 End of period..........................     10.87       10.84       10.85       10.87      10.83
DISTRIBUTIONS PER SHARE:
 From net investment income.............   $  0.52     $  0.45     $  0.21+    $  0.61     $ 0.17++
 From net realized gains on
   investments..........................      0.02        0.02          --        0.02         --

  * Period from November 14, 1994 (commencement of operations) to September 30, 1995.
 ** April 26, 1995.
*** May 31, 1995.
  + For the period from April 26, 1995 (date of first investment) to September 30, 1995.
 ++ For the period from May 31, 1995 (date of first investment) to September 30, 1995.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the type of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                    FORTIS TAX-FREE PORTFOLIOS

                                 [PHOTO]

"Not only does the Fortis Tax-Free National Portfolio help me reduce my tax bill now, it lets me help revitalize our country by investing in America."

DEAR SHAREHOLDER:

We're pleased to present the Fortis Tax-Free Portfolios annual report for the year ended September 30, 1995.

ECONOMIC REVIEW AND
INVESTMENT STRATEGIES

Over the past year, fixed income markets performed well, even though short-term rates rose in 1994. Longer-term rates have since declined about 1 1/2 percent. This rally in bond prices was caused by signs of an economic slowdown, combined with subdued inflation. In fact, the Federal Reserve confirmed the bond market's recognition of a slowdown by lowering short-term rates in July.

Recent moderate growth may be the economic response to the doubling of short-term interest rates, which the Federal Reserve engineered last year. With the

NATIONAL PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                                      22.8%
Health Care/Services                                    14.5%
Utilities Electric                                      14.2%
Utilities Water and Sewer                               12.2%
Refunded with U.S. Gov't                                11.9%
Transportation                                          10.8%
Other                                                    4.3%
Cash Equivalents/Receivables                             2.9%
Housing                                                  2.4%
Higher Education                                         2.2%
Miscellaneous                                            1.8%
                                                       100.0%

TAX-FREE NATIONAL
TOP TEN HOLDINGS AS OF 09/30/95

                                                                   Percent of
Bonds                                                              Net Assets
-----------------------------------------------------------------------------
 1.  Massachusetts Water Resources (6.25%) 2010                         4.1%
 2.  Massachusetts General Obligation (5.875%) 2010                     3.9%
 3.  Michigan State Trunk Line (5.50%) 2021                             3.6%
 4.  Nebraska Public Power Dist (6.125%) 2015                           3.4%
 5.  Boston (City of) MA General Obligation (6.00%) 2014                3.4%
 6.  New York Triborough Bridge & Tunnel Auth (5.50%) 2017              3.3%
 7.  New York State Dorm Auth (7.70%) 2012                              3.2%
 8.  Metropolitan Transportation Auth, NY (5.75%) 2013                  3.1%
 9.  Fairfax County Virginia Water Auth (6.00%) 2022                    2.7%
10.  Fulton County Georgia Water & Sewer (6.375%) 2014                  2.6%

NATIONAL PORTFOLIO
CLASS A, B, C AND H CUMULATIVE TOTAL RETURNS

                                           Without     With
                                            Sales      Sales
                                           Charge     Charge
-------------------------------------------------------------
Class A shares+                            +14.80%     +9.63%


                                           Without     With
                                            CDSC      CDSC++
-------------------------------------------------------------
Class B shares+                            +13.96%    +10.36%
Class C Shares+                            +13.95%    +12.95%
Class H shares+                            +14.06%    +10.46%

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994 -- Date shares were first offered to the public
++ Assumes redemption on September 30, 1995.

NATIONAL PORTFOLIO CLASS E SHARES

Value of $10,000 invested June 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     LEHMAN BROS. MUNICIPAL    NATIONAL PORTFOLIO CLASS
                                          BOND INDEX***                    E
06/02/86                                               10,000                      9,525
09/30/86                                               10,638                      9,868
09/30/87                                               10,694                      9,810
09/30/88                                               12,082                     11,024
09/30/89                                               13,131                     11,940
09/30/90                                               14,023                     12,460
09/30/91                                               15,872                     14,205
09/30/92                                               17,531                     15,619
09/30/93                                               19,765                     17,749
09/30/94                                               19,290                     17,193
09/30/95                                               21,448                     18,792
National Portfolio Class E
Average Annual Total Return
                                                       1 Year                     5 Year       Since June 2, 1986 @
Class E*                                               +4.38%                     +7.57%                     +6.99%
Class E**                                              +9.30%                     +8.57%                     +7.52%

                     Annual period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
 @ Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

                                 [PHOTO]

"The Fortis Tax-Free Minnesota Portfolio provides tax-free income exempt from both state and federal taxes. We feel good knowing our investments ultimately support the schools, hospitals and roads in our state."

LETTER TO SHAREHOLDERS (Continued)

cost of money now lower, we feel economic expansion should continue through the balance of this year and into 1996. As long as productivity continues to rise and labor cost increases remain small, the expectation for inflation should remain below 2 percent.

PORTFOLIO REVIEW

While interest rates for municipal bonds have also declined over the past 12 months, their decline has been significantly less than the decline in rates on taxable fixed income securities. For example, a longer term U.S. Treasury security has declined in yield nearly 1.5 percent over the past year, resulting in substantial price appreciation. By contrast, municipal securities have declined in yield by about one-half of 1 percent, resulting in less price appreciation.

The primary reason for this relative underperformance is congressional consideration for a simpler tax, such as the "flat tax."

MINNESOTA PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Health Care / Services                                  18.7%
Housing                                                 19.7%
General Obligation                                      16.1%
Utilities Electric                                      12.8%
Public Facilities                                        7.0%
Higher Education                                         5.5%
Refunded with U.S. Gov't                                 7.9%
Miscellaneous                                            4.7%
Pollution Control                                        4.2%
Cash Equivalents/Receivables                             2.4%
Utilities Water and Sewer                                1.0%
                                                       100.0%

TAX-FREE MINNESOTA
TOP TEN HOLDINGS AS OF 9/30/95

                                                                   Percent of
Bonds                                                              Net Assets
-----------------------------------------------------------------------------
 1.  Robbinsdale, MN Hospital Revenue (5.45%) 2013                      3.7%
 2.  Minneapolis, MN General Obligation (6.25%) 2012                    3.7%
 3.  Minneapolis & St. Paul, MN HRA Healthcare System (5.70%)
     2016                                                               3.6%
 4.  Puerto Rico Public Building Authority (5.75%) 2016                 3.5%
 5.  Southern MN Municipal Power Agency (5.75%) 2018                    3.3%
 6.  Brainerd, MN Refunding Revenue (6.65%) 2017                        3.0%
 7.  Stillwater Independent School District #834, MN (5.75%) 2015       2.9%
 8.  St. Paul, MN HRA Sales Tax (5.55%) 2023                            2.8%
 9.  St. Louis Park, MN Hospital Facility (7.25%) 2015                  2.7%
10.  Rochester, MN Health Care Facility (6.25%) 2014                    2.4%

MINNESOTA PORTFOLIO
CLASS A, B, C AND H CUMULATIVE TOTAL RETURNS

                                           Without     With
                                            Sales      Sales
                                           Charge     Charge
-------------------------------------------------------------
Class A shares+                            +13.15%     +8.06%

                                           Without     With
                                            CDSC      CDSC++
-------------------------------------------------------------
Class B shares+                            +12.10%     +8.50%
Class C shares+                            +12.31%    +11.31%
Class H shares+                            +12.42%     +8.82%

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994 -- Date shares were first offered to the public
++ Assumes redemption on September 30, 1995.

MINNESOTA PORTFOLIO CLASS E SHARES

Value of $10,000 invested June 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     LEHMAN BROS. MUNICIPAL    MINNESOTA PORTFOLIO CLASS
                                          BOND INDEX***                    E
6/2/86                                                 10,000                      9,525
9/30/86                                                10,638                      9,865
9/30/87                                                10,694                      9,692
9/30/88                                                12,082                     10,817
9/30/89                                                13,131                     11,603
9/30/90                                                14,023                     12,214
9/30/91                                                15,872                     13,681
9/30/92                                                17,531                     14,952
9/30/93                                                19,765                     16,787
9/30/94                                                19,290                     16,541
9/30/95                                                21,448                     17,922
Minnesota Portfolio Class E
Average Annual Total Return
                                                       1 Year                     5 Year        Since June 2, 1986@
Class E*                                               +3.47%                     +6.98%                     +6.45%
Class E**                                              +8.35%                     +7.97%                     +6.98%

                     Annual period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
 @ Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

                                 [PHOTO]

"The recent increase in federal tax brackets concerned me. Because I live in New York City, which has a very heavy tax burden, the Fortis Tax-Free New York Portfolio offers the triple tax-free income I need."

LETTER TO SHAREHOLDERS (Continued)

A flat tax would presumably treat all income as taxable, and under such a proposal, municipal securities would be repriced to compete with all other taxable alternatives with similar credit characteristics. This concern has reduced the demand from many traditional and nontraditional buyers of municipal securities.

The goal of the funds during 1995 has been to improve performance in the current

NEW YORK PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Refunded with U.S. Gov't                                37.2%
Housing                                                 21.5%
Transportation                                          12.5%
Health Care / Services                                   6.8%
Miscellaneous                                            6.4%
Pollution Control                                        6.4%
General Obligation                                       3.8%
Cash Equivalents/ Receivables                            3.1%
Utilities Electric                                       2.3%
                                                       100.0%

falling rate environment by lengthening fund duration. We have swapped bonds with lesser call protection for those with greater call protection. In the National Portfolio, we continue to emphasize securities issued from states which have high tax levels and double tax exemption.

IN CLOSING

We appreciate your investment in the Fortis Tax-Free Portfolios. If you have any questions, please call us or talk with your investment professional.

Sincerely,

/s/ DEAN C. KOPPERUD
Dean C. Kopperud
President

/s/ HOWARD G. HUDSON
Howard G. Hudson
Vice President

October 26, 1995
TAX-FREE NEW YORK
TOP TEN HOLDINGS AS OF 9/30/95

                                                                   Percent of
Bonds                                                              Net Assets
-----------------------------------------------------------------------------
 1.  New York State Dorm Auth (7.50%) 2011                              7.2%
 2.  New York State Dorm Auth (7.80%) 2005                              7.0%
 3.  New York City, NY General Obligation (8.25%) 2017                  6.8%
 4.  New York State Urban Development Corp (7.375%) 2018                5.7%
 5.  New York Local Government Assistance Corp (7.50%) 2020             5.7%
 6.  New York State Med Care (7.45%) 2029                               5.6%
 7.  New York Triborough Bridge & Tunnel Auth (8.125%) 2012             4.5%
 8.  New York State Med Care (6.375%) 2029                              4.2%
 9.  New York State Thruway Auth (6.25%) 2014                           4.1%
10.  United Nations Development Corp, NY (6.00%) 2012                   4.1%

NEW YORK PORTFOLIO
CLASS A, B, C AND H CUMULATIVE TOTAL RETURNS

                                           Without      With
                                            Sales       Sales
                                            Charge     Charge
--------------------------------------------------------------
Class A shares+                            +10.51%      +5.54%

                                           Without      With
                                             CDSC      CDSC++
--------------------------------------------------------------
Class B shares+                             +9.46%      +5.86%
Class C shares*                             +2.54%      +1.54%
Class H shares**                            +1.00%      -2.60%

Past performance is not indicative of future performance. Total returns include investment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
 + Since November 14, 1994 -- Date shares were first offered to the public
++ Assumes redemption on September 30, 1995.
 * Since April 26, 1995 -- Date of first investment.
** Since May 31, 1995 -- Date of first investment.

NEW YORK PORTFOLIO CLASS E SHARES

Value of $10,000 invested November 6, 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     LEHMAN BROS. MUNICIPAL    NEW YORK PORTFOLIO CLASS
                                          BOND INDEX***                    E
11/6/87                                                10,000                      9,550
9/30/88                                                11,258                     10,413
9/30/89                                                12,235                     11,371
9/30/90                                                13,067                     11,877
9/30/91                                                14,790                     13,385
9/30/92                                                16,336                     14,893
9/30/93                                                18,418                     16,662
9/30/94                                                17,974                     16,458
9/30/95                                                19,986                     17,662
New York Portfolio Class E
Average Annual Total Return
                                                       1 Year                     5 Year    Since November 6, 1987@
Class E*                                               +2.48%                     +7.27%                     +7.46%
Class E**                                              +7.31%                     +8.26%                     +8.09%

                     Annual period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
 @ Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

FORTIS TAX-FREE PORTFOLIOS, INC.
National Portfolio
Schedule of Investments
September 30, 1995

MUNICIPAL BONDS-97.07%

--------------------------------------------------------------------------------
                                                                                       Standard
                                                                                       & Poor's
 Principal                                                                              Rating                        Market
  Amount                                                                              (Unaudited)     Cost (a)      Value (b)
-----------                                                                           -----------   ------------   ------------
              CALIFORNIA-3.14%
$4,000,000    Southern California Public Power, 6.36% Zero Coupon Bond 7-1-2013
                (d).................................................................    A+          $ 1,316,482    $ 1,352,760
 2,750,000    Sulphur Springs (City of) CA, 7.00% Zero Coupon General Obligation Ser
                A MBIA Insured 9-1-2012 (d).........................................    AAA             858,700        998,030
                                                                                                    ------------   ------------
                                                                                                      2,175,182      2,350,790
                                                                                                    ------------   ------------
              DISTRICT OF COLUMBIA-4.14%
 1,250,000    District of Columbia, 7.50% General Obligation Ser 1990B FSA Insured
                6-1-2010 (Refunded 6-1-2000 @ 102)..................................    AAA           1,235,937      1,427,750
 1,500,000    Georgetown University, 8.25% District of Columbia Bond 4-1-2018
                (Crossover Refunded 10-1-2001 @ 103)................................    A+            1,552,500      1,670,055
                                                                                                    ------------   ------------
                                                                                                      2,788,437      3,097,805
                                                                                                    ------------   ------------
              FLORIDA-2.40%
   500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth Ser 1991A 10-1-2017
                (Crossover Refunded 10-1-2001 @ 103)................................    NR              472,956        551,070
   500,000    Leesburg (City of) FL, 7.50% Capital Improvement Hosp Rev Bond
                (Leesburg Regional Med Ctr) Ser 1991A 7-1-2021 (Refunded 7-1-2002 @
                102)................................................................    A-              488,074        586,845
   600,000    Tampa (City of) FL, 8.25% Cap Improvement Program Rev Bond Ser A
                10-1-2018...........................................................    AA              598,858        660,996
                                                                                                    ------------   ------------
                                                                                                      1,559,888      1,798,911
                                                                                                    ------------   ------------
              GEORGIA-4.00%
 1,800,000    Fulton County Georgia Water & Sewer, 6.375% Ref Bond FGIC Insured
                1-1-2014............................................................    AAA           1,784,800      1,951,542
 1,000,000    Municipal Electric Auth of Georgia, 6.50% 5th Crossover Ser Proj 1
                1-1-2017............................................................    A               992,427      1,053,300
                                                                                                    ------------   ------------
                                                                                                      2,777,227      3,004,842
                                                                                                    ------------   ------------
              ILLINOIS-5.76%
   500,000    Channahon Park IL District, 7.50% General Obligation 1-1-2011.........    NR              499,375        536,480
   750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas Ser B 3-1-2015..........    AA-             759,976        827,700
 1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj Ser 1991-A 7-1-2021.......    BBB             992,291      1,079,290
   750,000    Illinois Health Fac Auth, 8.25% Rev Ref Bond (West Suburban Hospital
                Med Ctr) 8-1-2013...................................................    A*              765,293        806,610
 1,000,000    Illinois Housing Dev Auth, 7.55% Multifamily Housing Ser 1990A
                7-1-2014............................................................    A+              987,575      1,065,000
                                                                                                    ------------   ------------
                                                                                                      4,004,510      4,315,080
                                                                                                    ------------   ------------
              INDIANA-3.69%
 1,200,000    Indiana Bond Bank, 8.50% Special Loan Program Ser B 2-1-2018..........    A             1,213,251      1,334,028
 1,250,000    Indianapolis (City of) IN Local Public Improvement Bond Bank, 7.40%
                Ser 1990A 1-1-2020 (Refunded 7-1-2000 @ 102)........................    Aaa*          1,247,201      1,424,900
                                                                                                    ------------   ------------
                                                                                                      2,460,452      2,758,928
                                                                                                    ------------   ------------
              KENTUCKY-1.46%
 1,000,000    Louisville & Jefferson County KY, 6.75% Metro Sewer Dist Rev Bond Ser
                A AMBAC Insured 5-15-2019...........................................    AAA             996,244      1,090,290
                                                                                                    ------------   ------------
              MAINE-2.22%
 1,500,000    Regional Waste Sys, Inc. of ME, 7.95% Ser A-C 7-1-2010................    AA            1,512,038      1,660,905
                                                                                                    ------------   ------------
              MARYLAND-2.46%
 1,940,000    Maryland Industrial Dev Fin Auth Rev Bonds, 5.50% Ser 1995 MBIA
                Insured Bon Secours Health System Project 8-15-2020.................    AAA           1,858,817      1,841,681
                                                                                                    ------------   ------------
              MASSACHUSETTS-12.18%
 2,500,000    Boston (City of) MA 6.00% General Obligation AMSAC Insured 8-1-2014...    AAA           2,493,783      2,529,550
   500,000    Boston City Hospital MA, 7.625% Rev Bond Ser A 2-15-2021 (Refunded
                8-15-2000 @102).....................................................    Aaa*            496,262        571,025
 2,850,000    Massachusetts, 5.875% General Obligation Ser B FGIC Insured
                8-1-2010............................................................    AAA           2,824,750      2,910,448
 3,000,000    Massachusetts Water Resources, 6.25% Gen Rev Ref Bond Ser 1992B
                11-1-2010...........................................................    A             2,995,744      3,104,820
                                                                                                    ------------   ------------
                                                                                                      8,810,539      9,115,843
                                                                                                    ------------   ------------
              MICHIGAN-6.80%
 1,300,000    Lake Orion MI, 5.50% School District Ref Bonds UT100 AMBAC Insured
                Q-SBLF 5-1-2020.....................................................    AAA           1,250,795      1,244,230
 2,850,000    Michigan State Trunk Line, 5.50% Ser A MBIA-IBC Insured 10-1-2021.....    AAA           2,566,595      2,674,155
 1,200,000    University of Michigan, 5.75% Hospital Revenue Bond Series A
                12-1-2012...........................................................    AA            1,174,255      1,171,764
                                                                                                    ------------   ------------
                                                                                                      4,991,645      5,090,149
                                                                                                    ------------   ------------

--------------------------------------------------------------------------------

                                                                                       Standard
                                                                                       & Poor's
 Principal                                                                              Rating                        Market
  Amount                                                                              (Unaudited)     Cost (a)      Value (b)
-----------                                                                           -----------   ------------   ------------
              MINNESOTA-4.35%
$1,140,000    Fergus Falls (City of) MN, 6.50% Health Care Facility (Lake Regional
                Hospital) Ser A 9-1-2018............................................    BBB+        $ 1,133,579    $ 1,114,703
 2,000,000    Minneapolis (City of) MN, 5.75% General Obligation Zero Coupon Bond
                Ser 1993A 12-1-2013 (d).............................................    AAA             728,921        700,140
   670,000    Minneapolis (City of) MN, 7.00% Health Care Fac Rev (St Olaf
                Residence) Ser 1993 10-1-2012.......................................    NR              670,000        693,859
   690,000    St. Anthony (City of) MN, 6.75% Housing Dev Rev Ref Bond 7-1-2007.....    AA              690,000        749,237
                                                                                                    ------------   ------------
                                                                                                      3,222,500      3,257,939
                                                                                                    ------------   ------------
              MISSOURI-1.75%
 1,250,000    Missouri State Health & Educ, 7.70% Still Regional Med Ctr 2-1-2013...    BBB           1,302,861      1,310,000
                                                                                                    ------------   ------------
              NEBRASKA-3.39%
 2,500,000    Nebraska Public Power District, 6.125% Power Supply Sys Rev
                1-1-2015............................................................    A+            2,459,190      2,535,800
                                                                                                    ------------   ------------
              NEVADA-4.09%
 1,500,000    Nevada School District #3 (Clark County), 7.65% General Obligation
                5-1-2010 (Refunded 5-1-2000 @102)...................................    A+            1,490,865      1,719,645
 1,200,000    Washoe County Nevada Hosp, 7.60% (Washoe Med Ctr) Rev Bond Ser 1989A
                6-1-2019............................................................    A             1,171,449      1,341,840
                                                                                                    ------------   ------------
                                                                                                      2,662,314      3,061,485
                                                                                                    ------------   ------------
              NEW YORK-14.98%
 2,465,000    Metropolitan Transportation Authority NY Commuter Facilities, 5.75%
                Ser O 7-1-2013......................................................    BBB           2,387,428      2,353,976
   750,000    New York City, 7.50% General Obligation Group A Ser B 2-1-2009........    BBB+            733,539        810,053
 1,000,000    New York City, 8.25% General Obligation Ser B 6-1-2005................    BBB+            988,988      1,175,240
   730,000    New York State Med Care, 7.50% Mental Health Ser A 2-15-2021 (Refunded
                2-15-2001 @ 102)....................................................    AAA             701,558        845,763
 2,080,000    New York State, 7.70% Dorm Auth Ser 1990A 5-15-2012 (Refunded
                5-15-2000 @ 102)....................................................    BBB+          2,090,007      2,398,427
 1,000,000    New York State, 7.75% UDC Correctional Fac Ser 1 1-1-2014 (Refunded
                1-1-2000 @ 102).....................................................    Aaa*            958,341      1,145,220
 2,600,000    New York Triborough Bridge and Tunnel Auth, 5.50% General Purpose Ser
                Y 1-1-2017..........................................................    A+            2,490,444      2,486,770
                                                                                                    ------------   ------------
                                                                                                     10,350,305     11,215,449
                                                                                                    ------------   ------------
              NORTH DAKOTA-2.28%
   500,000    Mercer County ND, 7.70% Basin City Elec Power Ser 1984C 1-1-2019......    A               500,961        520,080
 1,100,000    Ward County ND, 7.50% Health Care Fac Ser 1991B 7-1-2011..............    A-            1,134,289      1,184,755
                                                                                                    ------------   ------------
                                                                                                      1,635,250      1,704,835
                                                                                                    ------------   ------------
              OHIO-1.07%
   750,000    Cleveland (City of) OH Parking Fac, 8.10% Improvement Rev Bond
                9-15-2022...........................................................    NR              761,327        800,595
                                                                                                    ------------   ------------
              PENNSYLVANIA-2.30%
   750,000    Clarion County PA Hosp Auth, 8.50% Clarion Hosp Proj Rev Bond
                7-1-2021............................................................    BBB-            733,008        792,900
   890,000    Delaware County PA, 8.10% IDA Rev Res Recov Ser A LOC Security
                Pacific: Proj Guar by Westinghouse 12-1-2013........................    A+              933,920        931,839
                                                                                                    ------------   ------------
                                                                                                      1,666,928      1,724,739
                                                                                                    ------------   ------------
              PUERTO RICO-1.99%
 1,555,000    Puerto Rico, 5.75% Public Building Auth Rev Ref Bond Ser L 7-1-2016...    A             1,534,855      1,489,457
                                                                                                    ------------   ------------
              SOUTH CAROLINA-1.34%
 1,000,000    Charleston (City of) SC, 6.00% Water & Sewer Rev Bond 1-1-2018........    AA-             968,881      1,002,460
                                                                                                    ------------   ------------
              UTAH-2.18%
 1,500,000    Intermountain Power Agency, 7.75% Utah Power Supply Rev Ref Bond Ser B
                7-1-2020............................................................    AA-           1,535,836      1,634,595
                                                                                                    ------------   ------------
              VIRGINIA-4.75%
 2,000,000    Fairfax County VA, 6.00% Authority Water Rev 4-1-2022.................    AA-           1,974,030      2,001,820
 1,500,000    Virginia State Public School Auth, 6.20% Ser A 8-1-2014...............    AA            1,491,571      1,553,730
                                                                                                    ------------   ------------
                                                                                                      3,465,601      3,555,550
                                                                                                    ------------   ------------
              WASHINGTON-3.24%
 1,200,000    Washington Public Power Supply Sys, 7.00% Nuclear Proj 2 Ref Rev Bond
                Ser 1990B 7-1-2012..................................................    AA            1,157,141      1,275,168
 1,000,000    Washington Public Power Supply Sys, 7.625% Proj 2 Rec Bond Ser 1990A
                7-1-2008 (Refunded 7-1-2000 @ 102)..................................    AAA             986,875      1,149,450
                                                                                                    ------------   ------------
                                                                                                      2,144,016      2,424,618
                                                                                                    ------------   ------------

FORTIS TAX-FREE PORTFOLIOS, INC.
National Portfolio (continued)
Schedule of Investments
September 30, 1995

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                                       Standard
                                                                                       & Poor's
 Principal                                                                              Rating                        Market
  Amount                                                                              (Unaudited)     Cost (a)      Value (b)
-----------                                                                           -----------   ------------   ------------
              WISCONSIN-1.11%
$  750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev Bond Ser 1990 (Franciscan
                Health Sys) 3-1-2020 (Refunded 3-1-2000 @ 102)......................    BBB+        $   750,000    $   833,685
                                                                                                    ------------   ------------
              TOTAL MUNICIPAL BONDS.................................................                $68,394,843    $72,676,431
                                                                                                    ------------   ------------
                                                                                                    ------------   ------------

SHORT-TERM INVESTMENTS-1.46%

--------------------------------------------------------------------------------
 Principal                                                                                             Market
  Amount                                                                                             Value (b)
-----------                                                                                         ------------
              INVESTMENT COMPANY-1.46%
$1,090,543    Federated Tax-Free Obligation Fund, Current Rate -- 4.04%...........................  $ 1,090,543
                                                                                                    ------------
              TOTAL INVESTMENTS IN SECURITIES (COST: $69,485,386) (A).............................  $73,766,974
                                                                                                    ------------
                                                                                                    ------------

 (a) At September 30, 1995, the cost of securities for federal income tax purposes was $69,491,180 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                    Unrealized appreciation.................  $ 4,442,638
                    Unrealized depreciation.................     (166,844)
                    -----------------------------------------------------
                    Net unrealized appreciation.............  $ 4,275,794
                    -----------------------------------------------------

 (b) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (c) Note:Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for zero coupon securities represents the effective yields on the date of acquisition.

*Moody's Rating.

FORTIS TAX-FREE PORTFOLIOS, INC.
Minnesota Portfolio
Schedule of Investments
September 30, 1995

MUNICIPAL BONDS-97.67%

--------------------------------------------------------------------------------
                                                                                       Standard
                                                                                       & Poor's
 Principal                                                                              Rating                       Market
  Amount                                                                              (Unaudited)     Cost (a)     Value (b)
-----------                                                                           -----------   ------------  ------------
              GENERAL OBLIGATIONS-16.11%
$  450,000    Eagan (City of) MN, 7.25% General Obligation Water Rev Sys Bond Ser
                1990A 12-1-2008 (Crossover Refunded 12-1-1999 @ 100)................    A+           $  445,500    $  499,446
   500,000    Edina (City of) MN,7.30% General Obligation 2-1-2008 (Crossover
                Refunded 2-1-1998 @ 100)............................................    NR              503,456       535,175
 1,900,000    Minneapolis (City of) MN, 6.25% General Obligation Sales Tax & Rev
                Bond Ser 1992 4-1-2012..............................................    AAA           1,920,857     2,003,645
 1,995,000    Puerto Rico, 5.75% Public Building Auth Ref Rev Bond Ser L 7-1-2016...    A             1,978,500     1,910,911
 1,200,000    St Paul (City of) MN, 5.80% Independent School District #625 Ser B
                2-1-2012............................................................    AA            1,190,805     1,209,348
 1,600,000    Stillwater (City of) MN, 5.75% Independent School District #834 MBIA
                Ins. Sch Dist Enhancement Program 2-1-2015..........................    AAA           1,581,379     1,600,976
 1,000,000    Wayzata (City of) MN, 5.95% Independent School District #284-GO Ser
                1995B 2-1-2013......................................................    AAA           1,000,000     1,012,030
                                                                                                    ------------  ------------
                                                                                                      8,620,497     8,771,531
                                                                                                    ------------  ------------
              HEALTH CARE/SERVICES-18.72%
 1,000,000    Duluth (City of) MN, 8.375% EDA Health Care Fac Rev (St. Mary's Med
                Ctr) Ser 1990 2-15-2020 (Refunded 2-15-2000 @ 102)..................    AAA           1,022,980     1,169,660
   785,000    Duluth (City of) MN, 9.00% Hospital Fac Rev Bond for St. Luke's Ser
                1988 5-1-2018 (Refunded 5-1-1998 @ 102).............................    AAA             802,172       890,151
   500,000    Minneapolis & St Paul (Cities of) MN HRA, 6.75% Health Care Fac Rev
                Bond Group Health Inc Ser 1992 12-1-2013............................    A-              485,875       523,945
 1,100,000    Minneapolis & St. Paul MN, 6.75% HRA Health Care System HealthOne
                Obligated Group MBIA Insured 8-15-2014..............................    AAA           1,098,784     1,177,836
 2,000,000    Minneapolis & St. Paul MN, 5.70% HRA Health Care System Childrens
                Health Care Ser A 8-15-2016.........................................    AAA           1,975,800     1,968,680
 2,100,000    Robbinsdale (City of) MN, 5.45% Hospital Rev North Memorial Medical
                Ctr Ser B AMBAC Insured 5-15-2013...................................    AAA           2,107,362     2,012,661
 1,275,000    Rochester (City of) MN, 6.25% Health Care Fac Rev Bond Mayo
                Foundation/Mayo Medical Ctr Ser 1992D 11-15-2014....................    AA+           1,274,860     1,316,004
 1,180,000    St. Paul (City of) MN, 5.50% HRA Hospital Revenue St. Paul Ramsey
                Medical Ctr AMBAC Insured 5-15-2013.................................    AAA           1,134,636     1,137,355
                                                                                                    ------------  ------------
                                                                                                      9,902,469    10,196,292
                                                                                                    ------------  ------------
              HIGHER EDUCATION-5.54%
 1,275,000    Minnesota Higher Education, 6.40% Rev Ser 3J for Macalester College
                3-1-2022............................................................    AA-           1,263,286     1,314,079
   460,000    Minnesota Higher Education, 7.625% Mortgage Rev Ser 3F for St. Mary's
                College 10-1-2016 (Refunded 10-1-2001 @ 100)........................    BBB-            457,700       531,245
   500,000    Northfield (City of) MN, 8.00% College Fac Rev Bond for St Olaf
                College 10-1-2018 (Refunded 10-1-1998 @ 100)........................    A               500,887       550,895
   600,000    University of Minnesota, 7.75% Ref Bond Ser A 2-1-2010 (Refunded
                2-1-1996 @ 102).....................................................    AAA             610,027       619,614
                                                                                                    ------------  ------------
                                                                                                      2,831,900     3,015,833
                                                                                                    ------------  ------------
              HOUSING-19.73%
 1,500,000    Brainerd (City of) MN, 6.65% Ref Rev Bond Ser 1992B, Evangelical
                Lutheran-Good Samaritan Project 3-1-2017............................    AAA           1,514,668     1,609,980
   365,000    Dakota County MN,8.10% HRA Single Family Rev GNMA Backed 3-1-2016.....    AAA             372,287       388,302
   300,000    Eden Prairie (City of) MN, 7.40% Multifamily Housing Ser 1990 FHA
                Insured 8-1-2025....................................................    AAA             299,956       317,988
   880,000    Eden Prairie (City of) MN, 8.00% Multifamily Housing Ser A FHA Insured
                7-1-2026............................................................    AAA             880,000       951,218
   595,000    Edina (City of) MN, 7.50% Housing Dev Ref Rev Edina Park Plaza Ser
                1989A 12-1-2009.....................................................    Aa*             594,625       633,782
   500,000    Edina (City of) MN, 7.70% Housing Dev Ref Rev Edina Park Plaza Ser A
                FHA Insured 12-1-2028...............................................    Aa*             500,000       529,765
   525,000    Mankato (City of) MN, 8.25% Nursing Home Rev Bond Board of Soc
                Ministry Mankato Lutheran Ser 1991A 10-1-2021.......................    NR              520,000       561,540
   600,000    Minneapolis (City of) MN CDA & HRA, 7.875% Rev Bond 7-1-2017..........    AA-             592,536       624,342
 1,070,000    Minneapolis (City of) MN HRA, 7.10% Mortgage Rev Bond Riverplace Proj
                Ser A LOC Bank of Tokyo 1-1-2020....................................    Aa3*          1,082,871     1,106,990
   485,000    Minneapolis (City of) MN, 8.25% Health Care Fac Rev Bond
                Jones-Harrison Residence Ser 1991 9-1-2011                              NR              479,122       524,804
   350,000    Minneapolis (City of) MN, 8.25% Rev Bond Trinity Housing Proj Ser 1991
                2-1-2018............................................................    NR              350,000       358,806
   500,000    Minnesota Housing Finance Agency, 6.95% Housing Dev Bond Ser 1992A
                8-1-2017............................................................    A+              500,000       524,735
   220,000    Minnesota Housing Finance Agency, 7.70% Single Family Mtg Bond Ser C
                7-1-2014............................................................    AA+             221,286       234,139
   440,000    Northfield (City of) MN, 7.00% Health Care Facility Northfield
                Retirement Center 5-1-2015..........................................    NR              436,036       450,072
   735,000    Red Wing (City of) MN, 6.50% Elderly Housing Fac Ref Rev River Region
                Obligated Group Ser 1993C 9-1-2022..................................    BBB+            730,648       729,399
   500,000    Spring Park (City of) MN, 8.25% Health Care Fac Rev Bond Twin Birch
                Health Care Ctr 8-1-2011............................................    NR              500,000       544,690

FORTIS TAX-FREE PORTFOLIOS, INC.
Minnesota Portfolio (continued)
Schedule of Investments
September 30, 1995

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                                       Standard
                                                                                       & Poor's
 Principal                                                                              Rating                       Market
  Amount                                                                              (Unaudited)     Cost (a)     Value (b)
-----------                                                                           -----------   ------------  ------------
$  660,000    Waconia (City of) MN HRA, 6.00% Ref Rev Bond Evangelical Lutheran Good
                Samaritan Society Ser 1993A 6-1-2014................................    A-           $  660,000    $  652,634
                                                                                                    ------------  ------------
                                                                                                     10,234,035    10,743,186
                                                                                                    ------------  ------------
              MISCELLANEOUS-4.67%
   450,000    Dakota County MN HRA, 7.50% Limited Annual Appropriation Tax & Rev
                Supported Bond Ser 1991 1-1-2006....................................    BBB+            450,000       474,043
   400,000    Dawson (City of) MN, 7.30% IDR Ref Bond Associated Milk Producers
                9-1-2000............................................................    NR              396,426       419,940
 1,000,000    Minneapolis (City of) MN CDA, 7.375% Limited Tax Supported Dev Rev
                Common Bond Fund Ser 1992G-3 12-1-2012..............................    BBB+          1,000,000     1,100,780
   500,000    Minneapolis (City of) MN CDA, 8.375% Limited Tax Supported Dev Rev
                Common Bond Fund Ser 1990-6A 6-1-2007...............................    BBB+            497,500       549,635
                                                                                                    ------------  ------------
                                                                                                      2,343,926     2,544,398
                                                                                                    ------------  ------------
              POLLUTION CONTROL-4.22%
   650,000    East Grand Forks (City of) MN, 7.75% Pollution Control Rev (American
                Crystal Sugar) Ser 1991A 4-1-2018...................................    BBB+            650,521       682,910
 1,000,000    Minnesota Public Fac Auth, 6.65% Zero Coupon Water Pollution Rev Bond
                Ser 1992A 3-1-2007 (d)..............................................    AAA             473,932       520,670
 1,000,000    Minnesota Public Fac Auth, 7.10% Water Pollution Rev Bond Ser 1990A
                3-1-2012............................................................    AAA             978,768     1,093,200
                                                                                                    ------------  ------------
                                                                                                      2,103,221     2,296,780
                                                                                                    ------------  ------------
              PUBLIC FACILITES-6.96%
   400,000    Duluth (City of) MN, 6.75% Gross Rev Recreation Fac Bond Spirit
                Mountain Ser 1992 2-1-2007..........................................    NR              400,000       417,004
   325,000    Moorhead (City of) MN, 7.75% Golf Course Rev Bond Ser 1992A
                12-1-2015...........................................................    NR              325,000       359,931
   500,000    St. Paul (City of) MN HRA, 6.45% Parking Rev Bond Ser 1992A 8-1-2007
                (Refunded 8-1-2000 @ 102)...........................................    A-              500,000       548,615
 1,000,000    St. Paul (City of) MN, 5.45% HRA Sales Tax Rev Bond Civic Ctr Proj Ser
                1993 11-1-2013......................................................    A               983,751       958,880
 1,600,000    St. Paul (City of) MN, 5.55% HRA Sales Tax Rev Civic Ctr Proj MBIA-IBC
                11-1-2023...........................................................    AAA           1,523,244     1,506,832
                                                                                                    ------------  ------------
                                                                                                      3,731,995     3,791,262
                                                                                                    ------------  ------------
              REFUNDED WITH U.S. GOVERNMENT SECURITIES-7.90%
   400,000    Minneapolis (City of) MN, 8.00% HRA St. Paul HealthOne Ser 1990B
                8-15-2014 (Prerefunded 8-15-2000)                                       AAA             412,624       467,492
 1,100,000    Minneapolis (City of) MN, 9.125% Hospital Fac Ref Rev Bond Ser B
                12-1-2014 (Refunded 12-1-97 @102)...................................    AAA           1,187,139     1,234,024
   230,000    Minneapolis (City of) MN, 9.50% CDA For Mt Sinai Hospital Assoc Ser
                1986 11-1-2006 (Refunded 11-1-96 @102)..............................    AAA             243,271       248,060
 1,275,000    St. Louis Park (City of) MN, 7.25% Hospital Fac Rev Methodist Ser
                1990C AMBAC Insured 7-1-2015 (Prerefunded 7-1-2000 @ 102)...........    AAA           1,261,527     1,445,289
   765,000    St. Louis Park (City of) MN, 8.50% Health Care Fac (Park Nicollet Med
                Ctr) Ser A 1-1-2011 (Refunded 1-1-2001 @ 100).......................    AAA             771,416       904,352
                                                                                                    ------------  ------------
                                                                                                      3,875,977     4,299,217
                                                                                                    ------------  ------------
              UTILITIES-ELECTRIC-12.79%
 1,000,000    Northern MN Municipal Power Agency, 5.50% Elec Sys Rev Bond Ser B
                AMBAC Insured 1-1-2018..............................................    AAA             947,300       966,300
 1,295,000    Northern MN Municipal Power Agency, 7.102% Zero Coupon Elec Sys Rev
                Ref Ser A Primary Insured AMBAC 1-1-2011 (d)........................    AAA             457,604       539,717
   945,000    Northern MN Municipal Power Agency, 7.25% Elec Sys Rev Bond Ser A
                1-1-2016............................................................    A               961,913     1,037,327
   500,000    Northern MN Municipal Power Agency, 7.40% Elec Sys Rev Bond Ser A
                AMBAC Insured 1-1-2018 (Refunded 1-1-1999 @ 102)....................    AAA             508,075       554,465
 1,870,000    Southern Minnesota Municipal Power Agency, 5.75% Ser A 01-01-2018.....    A+            1,811,833     1,806,083
 1,000,000    Southern MN Municipal Power Agency, 5.00% Power Supply Sys Rev Bond
                Ser 1993A 1-01-2012.................................................    A+              948,412       902,760
 1,100,000    St. Cloud, (City of) MN Hydro Electric, 7.375% Gen Fac Rev Bond
                12-16-2018..........................................................    A-            1,138,493     1,156,210
                                                                                                    ------------  ------------
                                                                                                      6,773,630     6,962,862
                                                                                                    ------------  ------------
              UTILITIES-WATER AND SEWER-1.03%
   500,000    St. Paul (City of) MN, 8.00% Sewer Rev Bond Ser 1988A 12-1-2008
                (Crossover Refunded 12-1-1998 @101).................................    BBB             500,000       558,785
                                                                                                    ------------  ------------
              TOTAL MUNICIPAL BONDS.................................................                 $50,917,650   $53,180,146
                                                                                                    ------------  ------------
                                                                                                    ------------  ------------

SHORT-TERM INVESTMENTS-0.83%

--------------------------------------------------------------------------------
Principal                                                                                            Market
 Amount                                                                                            Value (b)
---------                                                                                         ------------
            INVESTMENT COMPANY-0.83%
$453,221    Federated Minnesota Municipal Cash Trust, Current rate -- 4.07%.....................  $   453,221
                                                                                                  ------------
            TOTAL INVESTMENTS IN SECURITIES (COST: $51,370,871) (A).............................  $53,633,367
                                                                                                  ------------
                                                                                                  ------------

 (a) At September 30, 1995, the cost of securities for federal income tax purposes was $51,385,837 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                    Unrealized appreciation.................  $ 2,546,495
                    Unrealized depreciation.................     (298,965)
                    -----------------------------------------------------
                    Net unrealized appreciation.............  $ 2,247,530
                    -----------------------------------------------------

 (b) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for zero coupon securities represents the effective yields on the date of acquisition.

*Moody's Rating.

FORTIS TAX-FREE PORTFOLIOS, INC.
New York Portfolio
Schedule of Investments
September 30, 1995

MUNICIPAL BONDS-96.80%

--------------------------------------------------------------------------------
                                                                                     Standard
                                                                                     & Poor's
Principal                                                                             Rating                        Market
 Amount                                                                             (Unaudited)     Cost (a)      Value (b)
---------                                                                           -----------   ------------   ------------
            GENERAL OBLIGATIONS-3.84%
$250,000    North Hempstead (Town of) NY, 7.25% Public Improvement Bond FGIC
              Insured Ser A Unlimited Tax 4-1-2012 (Refunded 4-1-1999 @ 102)......    AAA         $   249,375    $   278,325
 200,000    Puerto Rico, 5.75% Public Building Auth Rev Ref Bond Ser l 7-1-2016...    A               194,101        191,570
                                                                                                  ------------   ------------
                                                                                                      443,476        469,895
                                                                                                  ------------   ------------
            HEALTH CARE/SERVICES-6.83%
 305,000    New York State Med Care Fac Fin Agency, 7.70% Mental Health Rev Bond
              2-15-2018...........................................................    BBB+            315,525        328,140
 500,000    New York State Med Care Fac Fin Agency, 6.375% Mt.Sinai Hospital &
              Nursing Home Rev Ref Mtg C FHA Insured 8-15-2029....................    AAA             497,107        508,925
                                                                                                  ------------   ------------
                                                                                                      812,632        837,065
                                                                                                  ------------   ------------
            HOUSING-21.49%
 410,000    New York State Mtg Agency, 7.85% Rev Homeowner Mtg Ser BB-2
              10-1-2008...........................................................    Aa*             409,133        438,966
 770,000    New York State, 7.50% Dorm Auth Rev Ref State Univ Educ Fac Ser B
              5-15-2011...........................................................    BBB+            785,078        886,848
 791,000    New York State, 7.80% Dorm Auth Rev Bond Insd-Pooled Cap Prog, FGIC
              Insured 12-1-2005 (Partially Refunded 12-1-1998 @ 102)..............    AAA             801,578        861,106
 400,000    New York State, 8.125% Dorm Auth City Univ Ref Bond Ser A 7-1-2007....    BBB             401,701        444,768
                                                                                                  ------------   ------------
                                                                                                    2,397,490      2,631,688
                                                                                                  ------------   ------------
            MISCELLANEOUS-6.37%
 250,000    New York (City of) Municipal Assistance Corp., 7.625% Ser 67 Bond (Pub
              Benefit Corp. of the State of NY) 7-1-2008..........................    AA-             252,682        279,905
 500,000    United Nations Development Corp. of NY, 6.00% Rev Ref Sr Lien Ser
              1992A 7-1-2012......................................................    A*              483,883        500,305
                                                                                                  ------------   ------------
                                                                                                      736,565        780,210
                                                                                                  ------------   ------------
            POLLUTION CONTROL-6.35%
 290,000    Babylon (Town of) NY, 8.10% Industrial Dev Agency Res Recov Rev Bond
              Ser 1985C (Ogden Martin Systems,Inc.) 1-1-2000 (Refunded 7-1-1998 @
              103)................................................................    Aaa*            289,825        320,270
 405,000    Babylon (Town of) NY, 8.50% Industrial Dev Agency Res Recov Rev Bond
              Ser 1985C (Ogden Martin Systems,Inc.) 1-1-2019 (Refunded 7-1-1998 @
              103)................................................................    Aaa*            420,910        457,581
                                                                                                  ------------   ------------
                                                                                                      710,735        777,851
                                                                                                  ------------   ------------
            REFUNDED WITH U.S. GOVERNMENT SECURITIES-37.15%
 395,000    Metropolitan Transportation Auth, NY, 8.375% Transit Fac Rev Bond Ser
              F 7-1-2016 (Refunded 7-1-1996 @ 102)................................    AAA             397,494        416,030
 350,000    New York (City of) Municipal Assistance Corp., 8.25% Ser 56 Bond
              7-1-2008 (Refunded 7-1-1996 @ 102)..................................    AA-             353,530        368,316
 450,000    New York City Municipal Water Fin Auth, 7.875% Water & Sewer Sys Rev
              Bond Ser B 6-15-2016 (Refunded 6-15-1996 @ 102).....................    A-              455,636        471,533
 690,000    New York City, 8.25% General Obligation Ser 1991F 11-15-2017 (Refunded
              11-15-2001 @ 101.5).................................................    BBB+            672,629        835,873
 600,000    New York Local Government Assistance Corp., 7.50% Ser 1991B Bond
              4-1-2020 (Refunded 4-1-2001 @ 102)..................................    AAA             599,375        696,948
 345,000    New York Med Care Fac Fin Agency, 7.70% Mental Health 2-15-2018
              (Refunded 2-15-1998 @ 102)..........................................    AAA             354,724        378,772
 600,000    New York State Med Care, 7.45% (St. Luke's Hosp) FHA and Secondary
              MBIA Insured Ser B 2-15-2029 (Refunded 2-15-2000 @ 102).............    AAA             598,500        682,026
 600,000    New York State Urban Development Corp., 7.375% Rev Correctional Cap
              Fac FSA Insured Ser 3 1-1-2018 (Refunded 1-1-2002 @102).............    Aaa*            595,918        700,014
                                                                                                  ------------   ------------
                                                                                                    4,027,806      4,549,512
                                                                                                  ------------   ------------
            TRANSPORTATION-12.52%
 500,000    Metropolitan Transportation Authority NY Commuter Facilities, 5.75%
              Ser O 7-1-2013......................................................    BBB             483,732        477,480
 500,000    New York State Thruway Auth, 6.25% Loc Hwy & Bridge Svc Contract Ser
              1995 4-1-2014.......................................................    BBB             490,000        502,440
 500,000    New York Triborough Bridge and Tunnel Auth, 8.125% General Purpose Rev
              Ref Bond Ser L 1-1-2012.............................................    A+              501,897        553,840
                                                                                                  ------------   ------------
                                                                                                    1,475,629      1,533,760
                                                                                                  ------------   ------------
            UTILITIES-ELECTRIC-2.25%
 300,000    New York (State of), 5.25% Power Auth General Purpose Ser CC
              1-1-2018............................................................    AA-             296,174        275,976
                                                                                                  ------------   ------------
            TOTAL MUNICIPAL BONDS.................................................                $10,900,507    $11,855,957
                                                                                                  ------------   ------------
                                                                                                  ------------   ------------
            *Moody's Rating

SHORT-TERM INVESTMENTS-1.30%

--------------------------------------------------------------------------------
Principal                                                                                            Market
 Amount                                                                                            Value (b)
---------                                                                                         ------------
            CLOSED END BOND FUNDS-1.30%
$159,088    Federated Tax-Free Obligation Fund, Current Rate -- 4.04%...........................  $   159,088
                                                                                                  ------------
            TOTAL INVESTMENTS IN SECURITIES (COST: $11,059,595) (A).............................  $12,015,045
                                                                                                  ------------
                                                                                                  ------------

 (a) At September 30, 1995, the cost of securities for federal income tax purposes was $11,059,595 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

                    Unrealized appreciation.................  $ 984,431
                    Unrealized depreciation.................    (28,981)
                    ---------------------------------------------------
                    Net unrealized appreciation.............  $ 955,450
                    ---------------------------------------------------

 (b) See Note A of accompanying Notes to Financial Statements regarding valuation of securities
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Fortis Tax-Free Portfolios, Inc.

Statements of Assets and Liabilities

September 30, 1995

--------------------------------------------------------------------------------
                                                                          NATIONAL      MINNESOTA       NEW YORK
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------   ------------   ------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $69,485,386; $51,370,871; and
    $11,059,595; respectively) (Note A)...............................  $73,766,974    $53,633,367    $12,015,045
  Receivables:
    Investment securities sold........................................           --      1,929,395             --
    Interest..........................................................    1,245,659        939,794        226,234
    Subscriptions of capital stock....................................        2,955          5,148             --
  Deferred registration costs (Note A)................................       20,423         30,117         16,058
  Prepaid expenses....................................................           96             --         13,442
                                                                        ------------   ------------   ------------
TOTAL ASSETS..........................................................   75,036,107     56,537,821     12,270,779
                                                                        ------------   ------------   ------------
LIABILITIES:
  Cash portion of dividends payable...................................      111,028         57,484         11,649
  Payable for investment securities purchased.........................           --      1,975,801             --
  Redemptions of capital stock........................................           30         17,000          1,308
  Payable for investment advisory and management fees (Note B)........       46,948         32,612          8,091
  Payable for distribution fees (Note B)..............................          243             96             27
  Accounts payable and accrued expenses...............................        9,234          7,000          1,947
                                                                        ------------   ------------   ------------
TOTAL LIABILITIES.....................................................      167,483      2,089,993         23,022
                                                                        ------------   ------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized;
    100,000,000,000 shares............................................   71,756,984     52,576,541     11,285,224
  Unrealized appreciation of investments..............................    4,281,588      2,262,496        955,450
  Distributions in excess of net investment income....................      (38,630)       (21,214)        (1,619)
  Accumulated net realized gain (loss) from sale of investments.......   (1,131,318)      (369,995)         8,702
                                                                        ------------   ------------   ------------
TOTAL NET ASSETS......................................................  $74,868,624    $54,447,828    $12,247,757
                                                                        ------------   ------------   ------------
                                                                        ------------   ------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $1,807,181; $883,555; and
    $48,802; respectively and 168,770; 85,773; and 4,490 shares
    outstanding; respectively)........................................       $10.71         $10.30         $10.87
                                                                        ------------   ------------   ------------
  Class B shares (based on net assets of $668,200; $179,976; and
    $193,682; respectively and 62,463; 17,521; and 17,863 shares
    outstanding; respectively)........................................       $10.70         $10.27         $10.84
                                                                        ------------   ------------   ------------
  Class C shares (based on net assets of $105,922; $143,053; and
    $50,901; respectively and 9,896; 13,895; and 4,691 shares
    outstanding; respectively)........................................       $10.70         $10.30         $10.85
                                                                        ------------   ------------   ------------
  Class E shares (based on net assets of $70,530,792; $52,603,103; and
    $11,882,000; respectively and 6,581,433; 5,097,390; and 1,092,955
    shares outstanding; respectively).................................       $10.72         $10.32         $10.87
                                                                        ------------   ------------   ------------
  Class H shares (based on net assets of $1,756,529; $638,141; and
    $72,372; respectively and 164,006; 61,971; and 6,684 shares
    outstanding; respectively)........................................       $10.71         $10.30         $10.83
                                                                        ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

For the Year Ended September 30, 1995

--------------------------------------------------------------------------------
                                                                         NATIONAL      MINNESOTA    NEW YORK
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                        -----------   -----------   ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...................................................  $4,763,639    $3,539,411    $839,939
                                                                        -----------   -----------   ---------
  Expenses:
    Investment advisory and management fees (Note B)..................     557,889       387,530      99,309
    Distribution fees (Class A) (Note B)..............................       1,880           833          75
    Distribution fees (Class B) (Note B)..............................       2,002           784       1,464
    Distribution fees (Class C) (Note B)..............................         314           310         132
    Distribution fees (Class H) (Note B)..............................       5,258         3,355         223
    Registration fees (Note A)........................................      69,049        48,000      57,069
    Legal and auditing fees (Note B)..................................      45,501        35,791      21,302
    Shareholders' notices and reports.................................      40,819        26,776      10,270
    Custodian fees....................................................      15,248        11,000       3,764
    Directors' fees and expenses......................................       9,292         7,397       1,897
    Other.............................................................      12,023         9,900       2,996
                                                                        -----------   -----------   ---------
  Total expenses......................................................     759,275       531,676     198,501
  Less reimbursable expenses..........................................          --            --     (63,096)
                                                                        -----------   -----------   ---------
  Net Expenses........................................................     759,275       531,676     135,405
                                                                        -----------   -----------   ---------
NET INVESTMENT INCOME.................................................   4,004,364     3,007,735     704,534
                                                                        -----------   -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A):
  Net realized gain (loss) from security transactions.................    (592,450)     (208,947)     18,022
  Net change in unrealized appreciation of investments................   2,893,045     1,525,922     158,431
                                                                        -----------   -----------   ---------
NET GAIN ON INVESTMENTS...............................................   2,300,595     1,316,975     176,453
                                                                        -----------   -----------   ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $6,304,959    $4,324,710    $880,987
                                                                        -----------   -----------   ---------
                                                                        -----------   -----------   ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                                                                                THREE-MONTH
                                                                             FOR THE            PERIOD ENDED
                                                                            YEAR ENDED       SEPTEMBER 30, 1994
                                                                        SEPTEMBER 30, 1995        (NOTE C)
                                                                        ------------------   ------------------
OPERATIONS:
  Net investment income...............................................    $  4,004,364          $ 1,096,634
  Net realized loss from security transacations.......................        (592,450)            (480,946)
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................       2,893,045             (144,516)
                                                                        ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................       6,304,959              471,172
                                                                        ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................         (40,810)                  --
    Class B...........................................................          (8,802)                  --
    Class C...........................................................          (1,397)                  --
    Class E...........................................................      (4,004,117)          (1,042,508)
    Class H...........................................................         (23,755)                  --
  From net realized gains on investments
    Class A...........................................................            (158)                  --
    Class B...........................................................             (39)                  --
    Class C...........................................................              --                   --
    Class E...........................................................         (35,901)                  --
    Class H...........................................................            (111)                  --
                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................      (4,115,090)          (1,042,508)
                                                                        ------------------   ------------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (174,678 shares)..........................................       1,836,979                   --
    Class B (61,707 shares)...........................................         652,193                   --
    Class C (10,282 shares)...........................................         108,826                   --
    Class E (554,163 and 288,469 shares)..............................       5,801,785            3,032,231
    Class H (162,867 shares)..........................................       1,720,757                   --
  Proceeds from shares issued as a result of reinvested dividends
    Class A (2,193 shares)............................................          23,365                   --
    Class B (756 shares)..............................................           8,023                   --
    Class C (104 shares)..............................................           1,105                   --
    Class E (255,916 and 66,477 shares)...............................       2,677,589              701,460
    Class H (1,187 shares)............................................          12,614                   --
  Less cost of repurchase of shares
    Class A (8,101 shares)............................................         (86,435)                  --
    Class B (0 shares)................................................              --                   --
    Class C (490 shares)..............................................          (5,246)                  --
    Class E (1,440,336 and 478,650 shares)............................     (14,948,936)          (5,031,493)
    Class H (48 shares)...............................................            (514)                  --
                                                                        ------------------   ------------------
NET DECREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS............      (2,197,895)          (1,297,802)
                                                                        ------------------   ------------------
TOTAL DECREASE IN NET ASSETS..........................................          (8,026)          (1,869,138)
NET ASSETS:
  Beginning of period.................................................      74,876,650           76,745,788
                                                                        ------------------   ------------------
  End of period [includes undistributed (excess of distributions over)
    net investment income of ($38,630) and $35,887, respectively].....    $ 74,868,624          $74,876,650
                                                                        ------------------   ------------------
                                                                        ------------------   ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                                                                                THREE-MONTH
                                                                             FOR THE            PERIOD ENDED
                                                                            YEAR ENDED       SEPTEMBER 30, 1994
                                                                        SEPTEMBER 30, 1995        (NOTE C)
                                                                        ------------------   ------------------
OPERATIONS:
  Net investment income...............................................     $ 3,007,735          $   783,827
  Net realized loss from security transacations.......................        (208,947)             (86,449)
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................       1,525,922             (300,009)
                                                                        ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................       4,324,710              397,369
                                                                        ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................         (17,812)                  --
    Class B...........................................................          (3,618)                  --
    Class C...........................................................          (1,393)                  --
    Class E...........................................................      (3,012,388)            (777,817)
    Class H...........................................................         (15,259)                  --
                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................      (3,050,470)            (777,817)
                                                                        ------------------   ------------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (87,978 shares)...........................................         892,384                   --
    Class B (17,169 shares)...........................................         173,312                   --
    Class C (13,795 shares)...........................................         140,806                   --
    Class E (236,250 and 115,839 shares)..............................       2,367,394            1,180,013
    Class H (60,955 shares)...........................................         614,862                   --
  Proceeds from shares issued as a result of reinvested dividends
    Class A (665 shares)..............................................           6,825                   --
    Class B (355 shares)..............................................           3,618                   --
    Class C (103 shares)..............................................           1,058                   --
    Class E (228,148 and 59,511 shares)...............................       2,306,428              607,372
    Class H (1,016 shares)............................................          10,395                   --
  Less cost of repurchase of shares
    Class A (2,870 shares)............................................         (28,715)                  --
    Class B (3 shares)................................................             (25)                  --
    Class C (3 shares)................................................             (25)                  --
    Class E (781,394 and 166,694 shares)..............................      (7,875,096)          (1,700,863)
    Class H (0 shares)................................................              --                   --
                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK
  TRANSACTIONS........................................................      (1,386,779)              86,522
                                                                        ------------------   ------------------
TOTAL DECREASE IN NET ASSETS..........................................        (112,539)            (293,926)
NET ASSETS:
  Beginning of period.................................................      54,560,367           54,854,293
                                                                        ------------------   ------------------
  End of period [includes undistributed (excess of distributions over)
    net investment income of ($21,214) and $21,521, respectively].....     $54,447,828          $54,560,367
                                                                        ------------------   ------------------
                                                                        ------------------   ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NEW YORK PORTFOLIO

--------------------------------------------------------------------------------
                                                                                                THREE-MONTH
                                                                             FOR THE            PERIOD ENDED
                                                                            YEAR ENDED       SEPTEMBER 30, 1994
                                                                        SEPTEMBER 30, 1995        (NOTE C)
                                                                        ------------------   ------------------
OPERATIONS:
  Net investment income...............................................     $   704,534          $   183,772
  Net realized gain from security transacations.......................          18,022                   --
  Net change in unrealized appreciation (depreciation) of investments
    in securities.....................................................         158,431              (93,136)
                                                                        ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................         880,987               90,636
                                                                        ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................            (941)                  --
    Class B...........................................................          (7,056)                  --
    Class C...........................................................            (568)                  --
    Class E...........................................................        (694,432)            (183,333)
    Class H...........................................................          (1,034)                  --
  From realized gains on investments
    Class A...........................................................             (34)                  --
    Class B...........................................................            (287)                  --
    Class E...........................................................         (21,816)                  --
  Excess distributions of net investment income
    Class E...........................................................              --               (2,122)
                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................        (726,168)            (185,455)
                                                                        ------------------   ------------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (4,869 shares)............................................          51,726                   --
    Class B (17,184 shares)...........................................         178,351                   --
    Class C (4,640 shares)............................................          50,125                   --
    Class E (26,693 and 12,315 shares)................................         287,441              133,289
    Class H (6,604 shares)............................................          72,245                   --
  Proceeds from shares issued as a result of reinvested dividends
    Class A (86 shares)...............................................             929                   --
    Class B (679 shares)..............................................           7,285                   --
    Class C (53 shares)...............................................             571                   --
    Class E (52,417 and 13,268 shares)................................         561,495              143,899
    Class H (82 shares)...............................................             881                   --
  Less cost of repurchase of shares
    Class A (465 shares)..............................................          (5,003)                  --
    Class B (0 shares)................................................              --                   --
    Class C (2 shares)................................................             (25)                  --
    Class E (178,182 and 21,826 shares)...............................      (1,909,876)            (236,486)
    Class H (2 shares)................................................             (25)                  --
                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK
  TRANSACTIONS........................................................        (703,880)              40,702
                                                                        ------------------   ------------------
TOTAL DECREASE IN NET ASSETS..........................................        (549,061)             (54,117)
NET ASSETS:
  Beginning of period.................................................      12,796,818           12,850,935
                                                                        ------------------   ------------------
  End of period (includes excess of distributions over net investment
    income of $1,619 and $2,122, respectively)........................     $12,247,757          $12,796,818
                                                                        ------------------   ------------------
                                                                        ------------------   ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Fortis Tax-Free Portfolios, Inc. (the fund) is an open-end management investment company which currently is comprised of three separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, both of which are diversified portfolios, and the New York Portfolio, which is a non-diversified portfolio, each of which has different investment objectives and its own investment portfolio and net asset values. The investment objective of National Portfolio is to seek as high a level of current income exempt from federal income tax as is believed to be consistent with preservation of capital. The investment objective of Minnesota Portfolio is to seek as high a level of current income exempt from federal and Minnesota income tax as is believed to be consistent with preservation of capital. The investment objective of New York Portfolio is to seek as high a level of current income exempt from federal, New York State, and New York City income tax as is believed to be consistent with the preservation of capital.

   The Minnesota and New York Portfolios concentrate their investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. The fund began to issue class shares effective November 14, 1994. Class E shares were only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

  SECURITY VALUATION: Tax exempt bonds for which quotations are not readily available are valued at fair value as determined by a pricing system approved by the Board of Directors. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the year ended September 30, 1995, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $24,873,211 and $27,429,219 for National Portfolio; $14,366,327 and
   $15,620,781 for Minnesota Portfolio; and $1,162,950 and $1,870,361 for New York Portfolio; respectively.

  INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of certain book-to-tax differences are reflected as excess distributions of net investment income in the statements of changes in net assets and the financial highlights.

   For federal income tax purposes the National and Minnesota Portfolios had the following capital loss carryovers at September 30, 1995, which, if not offset by subsequent capital gains, will expire in 2002 and 2003 for the National Portfolio, and in 1997, 2002 and 2003 for the Minnesota Portfolio. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

National Portfolio.................................  $1,125,524
Minnesota Portfolio................................  $  355,029

  DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

  INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

B. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the fund. Investment advisory fees paid by the Minnesota and New York Portfolios are computed at an annual rate of .8% of the first $50 million in average daily net assets, .7% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million. The National Portfolio's investment advisory fees are computed at an annual rate of .8% of the first $50 million in average daily net assets, and .7% of average daily net assets in excess of $50 million. The fee percentage for the Minnesota Portfolio is based upon the aggregate average net assets of the National and Minnesota Portfolios combined. The fee is then allocated to the Minnesota Portfolio based upon proportionate net assets. The fee percentage for National and New York Portfolio is based upon the average net assets of each portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------
   classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers of the fund's shares) aggregating $47,430 for Class A and $103,765 for Class E for National Portfolio; $25,681 for Class A and $69,612 for Class E for Minnesota Portfolio; and $11,694 for Class E for New York Portfolio for the year ended September 30, 1995.

   Advisers has voluntarily undertaken to limit annual expenses for New York Portfolio (exclusive of interest, taxes, brokerage commissions, 12b-1 fees and non-recurring extraordinary charges and expenses) commencing November 1, 1994 to 1.09% of average daily net assets. During the year ended September 30, 1995, Advisers waived $63,096 of its advisory fee.

   Legal fees and expenses aggregating $23,277, $17,105 and $3,479 for the National, Minnesota, and New York Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

C. CHANGE IN ACCOUNTING PERIOD: Effective September 30, 1994, Fortis Tax-Free Portfolios, Inc. changed its fiscal accounting year-end to September 30 (previously June 30).

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

D. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios were as follows:

                                                                                     CLASS E
                                                    -------------------------------------------------------------------------
                                                                     Three-Month                                  Six-Month
                                                     YEAR ENDED     Period Ended        Year Ended June 30,      Period Ended
                                                    SEPTEMBER 30,   September 30,   ---------------------------    June 30,
NATIONAL PORTFOLIO                                      1995            1994         1994      1993      1992        1991
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $ 10.38         $ 10.46       $ 11.13   $ 10.54   $  9.99    $  9.82
                                                    -------------   -------------   -------   -------   -------  ------------
Operations:
  Investment income - net.........................        .58             .15           .60       .63       .66        .32
  Net realized and unrealized gains (losses) on
    investments...................................        .36            (.09)         (.64)      .59       .55        .17
                                                    -------------   -------------   -------   -------   -------  ------------
Total from operations.............................        .94             .06          (.04)     1.22      1.21        .49
                                                    -------------   -------------   -------   -------   -------  ------------
Distributions to shareholders:
  From investment income - net....................       (.59)           (.14)         (.59)     (.62)     (.66)      (.32)
  Excess distribution of net investment income....         --              --            --      (.01)       --         --
  From realized gains.............................       (.01)             --          (.04)       --        --         --
                                                    -------------   -------------   -------   -------   -------  ------------
Total distributions to shareholders...............       (.60)           (.14)         (.63)     (.63)     (.66)      (.32)
                                                    -------------   -------------   -------   -------   -------  ------------
Net asset value, end of period....................    $ 10.72         $ 10.38       $ 10.46   $ 11.13   $ 10.54    $  9.99
                                                    -------------   -------------   -------   -------   -------  ------------
Total Return @....................................       9.30%            .59%        (0.49%)   11.99%    12.46%      5.09%
Net assets, end of period (000s omitted)..........    $70,531         $74,877       $76,746   $70,754   $54,189    $43,707
Ratio of expenses to average daily net assets.....       1.03%            .87%*         .87%      .94%      .92%       .95%*
Ratio of net investment income to average daily
 net assets.......................................       5.54%           5.74%*        5.38%     5.80%     6.40%      6.58%*
Portfolio turnover rate...........................         35%             17%           25%       29%       38%        25%

                                                              CLASS A   CLASS B   CLASS C   CLASS H
NATIONAL PORTFOLIO                                             1995+     1995+     1995+     1995+
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 9.79    $ 9.79    $ 9.79    $ 9.79
                                                              -------   -------   -------   -------
Operations:
  Investment income - net...................................     .49       .42       .43       .43
  Net realized and unrealized gains (losses) on
    investments.............................................     .94       .93       .92       .93
                                                              -------   -------   -------   -------
Total from operations.......................................    1.43      1.35      1.35      1.36
                                                              -------   -------   -------   -------
Distribution to shareholders:
  From investment income - net..............................    (.50)     (.43)     (.43)     (.43)
  From net realized gains...................................    (.01)     (.01)     (.01)     (.01)
                                                              -------   -------   -------   -------
Total distributions to shareholders.........................    (.51)     (.44)     (.44)     (.44)
                                                              -------   -------   -------   -------
Net asset value, end of period..............................  $10.71    $10.70    $10.70    $10.71
                                                              -------   -------   -------   -------
Total Return @..............................................   14.80%    13.96%    13.95%    14.06%
Net assets end of period (000s omitted).....................  $1,807    $  668    $  106    $1,757
Ratio of expenses to average daily net assets...............    1.28%*    2.03%*    2.03%*    2.03%*
Ratio of net investment income to average daily net
 assets.....................................................    5.03%*    4.04%*    4.14%*    4.24%*
Portfolio turnover rate.....................................      35%**     35%**     35%**     35%**

 *Annualized.
**For the period ended September 30, 1995. Portfolio turnover computed at the fund level.
 +For the period from November 14, 1994 (commencement of operations) to
  September 30, 1995.
@These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

                                                                                       CLASS E
                                                              ---------------------------------------------------------
                                                                               Three-Month
                                                               YEAR ENDED     Period Ended       Year Ended June 30,
                                                              SEPTEMBER 30,   September 30,   -------------------------
MINNESOTA PORTFOLIO                                               1995            1994         1994     1993     1992
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $ 10.08          $ 10.15      $ 10.65  $ 10.16  $  9.78
Operations:
  Investment income - net...................................        .57              .15          .59      .61      .64
  Net realized and unrealized gains (losses) on
    investments.............................................        .24             (.08)        (.51)     .49      .38
                                                              -------------   -------------   -------  -------  -------
Total from operations.......................................        .81              .07         (.08)    1.10     1.02
                                                              -------------   -------------   -------  -------  -------
Distributions to shareholders:
  From investment income - net..............................       (.57)            (.14)        (.58)    (.61)    (.64)
                                                              -------------   -------------   -------  -------  -------
Net asset value, end of period..............................    $ 10.32          $ 10.08      $ 10.15  $ 10.65  $ 10.16
                                                              -------------   -------------   -------  -------  -------
Total Return @..............................................       8.35%             .72%         .64%   11.17%   10.71%
Net assets, end of period (000s omitted)....................    $52,603          $54,560      $54,854  $52,271  $38,586
Ratio of expenses to average daily net assets...............        .98%             .85%*        .85%     .89%     .90%
Ratio of net investment income to average daily net
 assets.....................................................       5.60%            5.69%*       5.51%    5.82%    6.37%
Portfolio turnover rate.....................................         27%               8%          11%      17%      10%


                                                               Six-Month
                                                              Period Ended
                                                                June 30,
MINNESOTA PORTFOLIO                                               1991
------------------------------------------------------------
Net asset value, beginning of period........................    $  9.68
Operations:
  Investment income - net...................................        .31
  Net realized and unrealized gains (losses) on
    investments.............................................        .11
                                                              ------------
Total from operations.......................................        .42
                                                              ------------
Distributions to shareholders:
  From investment income - net..............................       (.32)
                                                              ------------
Net asset value, end of period..............................    $  9.78
                                                              ------------
Total Return @..............................................       4.36%
Net assets, end of period (000s omitted)....................    $29,449
Ratio of expenses to average daily net assets...............        .97%*
Ratio of net investment income to average daily net
 assets.....................................................       6.47%*
Portfolio turnover rate.....................................          8%

                                                              CLASS A   CLASS B   CLASS C   CLASS H
MINNESOTA PORTFOLIO                                            1995+     1995+     1995+     1995+
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 9.55    $ 9.55    $ 9.55    $ 9.55
                                                              -------   -------   -------   -------
Operations:
  Investment income - net...................................     .48       .41       .42       .41
  Net realized and unrealized gains (losses) on
    investments.............................................     .76       .73       .75       .76
                                                              -------   -------   -------   -------
Total from operations.......................................    1.24      1.14      1.17      1.17
                                                              -------   -------   -------   -------
Distribution to shareholders:
  From investment income - net..............................    (.49)     (.42)     (.42)     (.42)
                                                              -------   -------   -------   -------
Net asset value, end of period..............................  $10.30    $10.27    $10.30    $10.30
                                                              -------   -------   -------   -------
Total Return @..............................................   13.15%    12.10%    12.31%    12.42%
Net assets end of period (000s omitted).....................  $  884    $  180    $  143    $  638
Ratio of expenses to average daily net assets...............    1.23%*    1.98%*    1.98%*    1.98%*
Ratio of net investment income to average daily net
 assets.....................................................    5.10%*    4.37%*    4.28%*    4.29%*
Portfolio turnover rate.....................................      27%**     27%**     27%**     27%**

 *Annualized.
**For the period ended September 30, 1995. Portfolio turnover computed at the fund level.
 +For the period from November 14, 1994 (commencement of operations) to
  September 30, 1995.
@These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

                                                                                    CLASS E
                                                    -----------------------------------------------------------------------
                                                                     Three-Month                                Nine-Month
                                                     YEAR ENDED     Period Ended       Year Ended June 30,     Period Ended
                                                    SEPTEMBER 30,   September 30,   -------------------------    June 30,
NEW YORK PORTFOLIO                                      1995            1994         1994     1993     1992        1991
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $ 10.74         $ 10.81      $ 11.51  $ 11.03  $ 10.57    $ 10.27
                                                    -------------   -------------   -------  -------  -------  ------------
Operations:
  Investment income - net.........................         .61             .15          .62      .65      .66        .48
  Net realized and unrealized gains (losses) on
    investments...................................         .15            (.06)        (.54)     .65      .62        .30
                                                    -------------   -------------   -------  -------  -------  ------------
Total from operations.............................         .76             .09          .08     1.30     1.28        .78
                                                    -------------   -------------   -------  -------  -------  ------------
Distributions to shareholders:
  From investment income - net....................        (.61)           (.16)        (.62)    (.65)    (.66)      (.48)
  Excess distribution of net investment income....          --              --           --     (.01)      --         --
  From realized gains.............................        (.02)             --         (.16)    (.16)    (.16)        --
                                                    -------------   -------------   -------  -------  -------  ------------
Total distributions to shareholders...............        (.63)           (.16)        (.78)    (.82)    (.82)      (.48)
                                                    -------------   -------------   -------  -------  -------  ------------
Net asset value, end of period....................     $ 10.87         $ 10.74      $ 10.81  $ 11.51  $ 11.03    $ 10.57
                                                    -------------   -------------   -------  -------  -------  ------------
Total Return @....................................        7.31%            .79%         .63%   12.19%   12.53%      8.23%
Net assets, end of period (000s omitted)..........     $11,882         $12,797      $12,851  $13,915  $14,943    $15,952
Ratio of expenses to average daily net assets
 (a)..............................................        1.09%           1.09%*        .99%     .99%    1.00%      1.23%*
Ratio of net investment income to average daily
 net assets (a)...................................        5.69%           5.74%*       5.55%    5.74%    6.15%      6.08%*
Portfolio turnover rate...........................          10%              0%           4%      17%      19%        18%

                                                    CLASS A   CLASS B   CLASS C   CLASS H
NEW YORK PORTFOLIO                                   1995+     1995+    1995++    1995+++
-----------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $10.34    $10.34    $10.79    $10.89
                                                    -------   -------   -------   -------
Operations:
  Investment income - net.........................     .50       .43       .21       .16
  Net realized and unrealized gains (losses) on
    investments...................................     .57       .54       .06      (.05)
                                                    -------   -------   -------   -------
Total from operations.............................    1.07       .97       .27       .11
                                                    -------   -------   -------   -------
Distribution to shareholders:
  From investment income - net....................    (.52)     (.45)     (.21)     (.17)
  From net realized gains on investments..........    (.02)     (.02)       --        --
                                                    -------   -------   -------   -------
Total distributions to shareholders...............    (.54)     (.47)     (.21)     (.17)
                                                    -------   -------   -------   -------
Net asset value, end of period....................  $10.87    $10.84    $10.85    $10.83
                                                    -------   -------   -------   -------
Total Return @....................................   10.51%     9.46%     2.54%     1.00%
Net assets end of period (000s omitted)...........  $   49    $  194    $   51    $   72
Ratio of expenses to average daily net assets
 (a)..............................................    1.34%*    2.09%*    2.09%*    2.09%*
Ratio of net investment income to average daily
 net assets (a)...................................    5.41%*    4.68%*    4.44%*    4.36%*
Portfolio turnover rate...........................      10%**     10%**     10%**     10%**

 (a)Advisers has voluntarily undertaken to limit annual expenses for New York Portfolio (exclusive of interest, taxes, brokerage commissions, 12b-1 fees and non-recurring extraordinary charges and expenses) to 1.09% of average net assets. From June 1, 1993 to June 30, 1994, Advisers agreed to limit expenses to .99% of average net assets. Prior to June 1, 1993, Advisers agreed to limit expenses to 1.00% of average net assets. Prior to June 1, 1991 Empire of American Advisory Services, Inc., the previous advisor of the Portfolio, and Empire National Securities, Incorporated, the previous distributor of the Portfolio, each agreed to waive a portion of its fees or reimburse the Fund for certain operating expenses. For each of the periods presented, had the waivers and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.60% and 5.18% for class E, 1.85% and 4.90% for class A, 2.60% and 4.17% for class B, 2.60% and 3.93% for class C, 2.60% and 3.85%
    for class H, for the year ending September 30, 1995; 1.09% and 5.45% for the year ended June 30, 1994; 1.05% and 5.68% for the year ended June 30, 1993; 1.26% and 5.89% for the year ended June 30, 1992; and 1.48% and 5.83% for the nine-month period ended June 30, 1991.
  *Annualized.
 **For the period ended September 30, 1995. Portfolio turnover computed at the fund level.
  +For the period from November 14, 1994 (commencement of operations) to
   September 30, 1995.
 ++For the period from April 26, 1995 (date of first investment) to September
   30, 1995.
+++For the period from May 31, 1995 (date of first investment) to September 30,
   1995.
 @These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio, Minnesota Portfolio and New York Portfolio (portfolios within Fortis Tax-Free Portfolios, Inc.) as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1995, and for the three-month period ended September 30, 1994, and the financial highlights presented in footnote D to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio, Minnesota Portfolio and New York Portfolio at September 30, 1995, and the results of their operations for the year then ended, the changes in their net assets for the year ended September 30, 1995 and for the three-month period ended September 30, 1994, and the financial highlights presented in footnote D to the financial statements, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 10, 1995

FEDERAL INCOME TAX INFORMATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 1996, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 1995, 100% of the National, Minnesota and New York Portfolios' distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

Detailed below are the per share distributions made for the year ended September 30, 1995.

NATIONAL PORTFOLIO

Ordinary Income Per Share

RECORD DATE                     Class E  Class A*   Class B*   Class C*     Class H*
                                -----------------------------------------------------
October 31, 1994..............  $ 0.048  $ N/A      $ N/A      $ N/A        $N/A
November 30, 1994.............    0.048    0.029      0.025      0.025        0.025
December 30, 1994.............    0.050    0.048      0.042      0.042        0.042
January 31, 1995..............    0.048    0.046      0.040      0.040        0.040
February 28, 1995.............    0.050    0.048      0.042      0.042        0.042
March 31, 1995................    0.050    0.048      0.042      0.042        0.042
April 28, 1995................    0.050    0.048      0.042      0.042        0.042
May 31, 1995..................    0.050    0.048      0.041      0.041        0.041
June 30, 1995.................    0.050    0.048      0.041      0.041        0.041
July 31, 1995.................    0.050    0.048      0.041      0.041        0.041
August 31, 1995...............    0.048    0.046      0.039      0.039        0.039
September 29, 1995............    0.048    0.046      0.039      0.039        0.039
                                -------  --------   --------   ---------   ----------
Total Distributions...........  $ 0.590  $ 0.503    $ 0.434    $ 0.434      $ 0.434
                                -------  --------   --------   ---------   ----------

Short-Term Capital Gain Per
Share
DECEMBER 30, 1994.............  $0.0052  $0.0052    $0.0052    $0.0052      $0.0052
                                -------  --------   --------   ---------   ----------

MINNESOTA PORTFOLIO
Ordinary Income Per Share

RECORD DATE                     Class E  Class A*   Class B*   Class C*     Class H*
                                -----------------------------------------------------
October 31, 1994..............  $ 0.048  $ N/A      $ N/A      $ N/A        $N/A
November 30, 1994.............    0.048    0.029      0.025      0.025        0.025
December 30, 1994.............    0.048    0.046      0.040      0.040        0.040
January 31, 1995..............    0.048    0.046      0.040      0.040        0.040
February 28, 1995.............    0.048    0.046      0.040      0.040        0.040
March 31, 1995................    0.048    0.046      0.040      0.040        0.040
April 28, 1995................    0.048    0.046      0.040      0.040        0.040
May 31, 1995..................    0.048    0.046      0.040      0.040        0.040
June 30, 1995.................    0.048    0.046      0.040      0.040        0.040
July 31, 1995.................    0.048    0.046      0.040      0.040        0.040
August 31, 1995...............    0.047    0.045      0.038      0.038        0.038
September 29, 1995............    0.047    0.045      0.038      0.038        0.038
                                -------  --------   --------   ---------   ----------
Total Distributions...........  $ 0.574  $ 0.487    $ 0.421    $ 0.421      $ 0.421
                                -------  --------   --------   ---------   ----------

NEW YORK PORTFOLIO
Ordinary Income Per Share
RECORD DATE                     Class E  Class A*   Class B*   Class C**   Class H***
                                -----------------------------------------------------
October 31, 1994..............  $ 0.051  $ N/A      $ N/A      $ N/A        $N/A
November 30, 1994.............    0.051    0.031      0.027      N/A         N/A
December 30, 1994.............    0.051    0.049      0.042      N/A         N/A
January 31, 1995..............    0.051    0.049      0.042      N/A         N/A
February 28, 1995.............    0.051    0.049      0.042      N/A         N/A
March 31, 1995................    0.051    0.049      0.042      N/A         N/A
April 28, 1995................    0.051    0.049      0.042      0.004       N/A
May 31, 1995..................    0.051    0.049      0.042      0.042        0.001
June 30, 1995.................    0.051    0.049      0.042      0.042        0.042
July 31, 1995.................    0.051    0.049      0.042      0.042        0.042
August 31, 1995...............    0.050    0.048      0.041      0.041        0.041
September 29, 1995............    0.050    0.048      0.041      0.041        0.041
                                -------  --------   --------   ---------   ----------
Total Distributions...........  $ 0.610  $ 0.519    $ 0.445    $ 0.212      $ 0.167
                                -------  --------   --------   ---------   ----------

Long-Term Capital Gain Per
Share
DECEMBER 30, 1994.............  $0.0188  $$0.0188   $0.0188    $ N/A        $N/A
                                -------  --------   --------   ---------   ----------

  *Period from November 14, 1994 (initial offering shares) to September 30,
   1995.
 **Period from April 26, 1995 (date of first investment) to September 30, 1995. ***Period from May 31, 1995 (date of first investment) to September 30, 1995.

DIRECTORS
 OFFICERS

RICHARD W. CUTTING
CPA and Financial
  Consultant

ALLEN R. FREEDMAN
Chairman and Chief
  Executive Officer
Fortis, Inc.;
Managing Director of
Fortis International, N.V.

DR. ROBERT M. GAVIN
President
Macalester College

BENJAMIN S. JAFFRAY
Chairman
Sheffield Group, Ltd.

JEAN L. KING
President
Communi-King

DEAN C. KOPPERUD
Chief Executive Officer
  and Director
Fortis Advisers, Inc.
President and Director
Fortis Investors, Inc.
Senior Vice President
  of Fortis Benefits
  Insurance Company and
  Time Insurance
  Company

EDWARD M. MAHONEY
Prior to January, 1995, Chairman and Chief Executive Officer
Fortis Advisers, Inc.
Fortis Investors, Inc.

THOMAS R. PELLETT
Prior to January, 1991: Senior Vice
  President-Administration
  and Corporate Affairs
  and Director
Pet, Inc.

ROBB L. PRINCE
Prior to July, 1995,
Vice President and
  Treasurer
Jostens, Inc.

LEONARD J. SANTOW
Principal
Griggs & Santow, Inc.

JOSEPH M. WIKLER
Investment Consultant and Private Investor
Prior to January, 1994, Director of Research, Chief Investment Officer,
  Principal, and Director
  The Rothschild Co.

DEAN C. KOPPERUD
President and Director

ROBERT W. BELTZ, JR.
Vice President

JAMES S. BYRD
Vice President

CHARLES J. DUDLEY
Vice President

THOMAS D. GUALDONI
Vice President

MAROUN M. HAYEK
Vice President

HOWARD G. HUDSON
Vice President

ROBERT C. LINDBERG
Vice President

LARRY A. MEDIN
Vice President

KEVIN J. MICHELS
Vice President

JON H. NICHOLSON
Vice President

JOHN W. NORTON
Vice President

FRED OBSER
Vice President

DENNIS M. OTT
Vice President

DAVID A. PETERSON
Vice President

NICHOLAS L. M. DE PEYSTER
Vice President

STEPHEN M. POLING
Vice President

STEPHEN M. RICKET
Vice President

RICHARD P. ROCHE
Vice President

ANTHONY J. ROTONDI
Vice President

KEITH R. THOMSON
Vice President

CHRISTOPHER J. WOODS
Vice President

GARY N. YALEN
Vice President

MICHAEL J. RADMER
Secretary

TAMARA L. FAGELY
Treasurer

INVESTMENT MANAGER, REGISTRAR AND
  TRANSFER AGENT
Fortis Advisers, Inc.
Box 64284
St. Paul, Minnesota 55164

PRINCIPAL UNDERWRITER
Fortis Investors, Inc.
Box 64284
St. Paul, Minnesota 55164

CUSTODIAN
First Bank
  National Association
Minneapolis, Minnesota

GENERAL COUNSEL
Dorsey & Whitney P.L.L.P.
Minneapolis, Minnesota

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Minneapolis, Minnesota
THE USE OF THIS MATERIAL IS AUTHORIZED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL FUNDS/PORTFOLIOS

Fortis Stock Funds
FORTIS ASSET ALLOCATION PORTFOLIO
FORTIS CAPITAL FUND
FORTIS FIDUCIARY FUND
FORTIS GROWTH FUND
FORTIS CAPITAL APPRECIATION PORTFOLIO
FORTIS GLOBAL GROWTH PORTFOLIO

Fortis Bond Funds
FORTIS MONEY FUND
FORTIS U.S. GOVERNMENT SECURITIES FUND
FORTIS GOVERNMENT TOTAL RETURN PORTFOLIO
FORTIS TAX-FREE MINNESOTA PORTFOLIO
FORTIS TAX-FREE NATIONAL PORTFOLIO
FORTIS TAX-FREE NEW YORK PORTFOLIO
FORTIS HIGH YIELD PORTFOLIO

FIXED AND VARIABLE ANNUITIES

Fortis Opportunity Fixed
  & Variable Annuity
Masters Variable Annuity
FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GLOBAL GROWTH
GROWTH STOCK
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Fortune Fixed Annuities
SINGLE PREMIUM ANNUITY
FLEXIBLE PREMIUM ANNUITY

Income Annuities
GUARANTEED FOR LIFE
GUARANTEED FOR A SPECIFIED PERIOD

LIFE AND DISABILITY

WALL STREET SERIES VUL 100, 220 & 500

FIXED ACCOUNT
MONEY MARKET
U.S. GOVERNMENT SECURITIES
DIVERSIFIED INCOME
GLOBAL BOND
HIGH YIELD
ASSET ALLOCATION
GLOBAL ASSET ALLOCATION
GROWTH & INCOME
GROWTH STOCK
GLOBAL GROWTH
INTERNATIONAL STOCK
AGGRESSIVE GROWTH

Adaptable Life
Universal Life
Disability

     [LOGO]

THE FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

                                                                              25